Basis of preparation (Tables)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Basis of preparation
Schedule of significant subsidiaries

Name of subsidiary	Principal activity	Country of incorporation and operation	Proportion of ownership held by the Company
7858078 Canada Inc.	Owns an electric boat rental center	Canada	100%
EB Rental Ltd.	Operates an electric boat rental center	United States	100%
EB Rental Ventura Corp.	Operates an electric boat rental center	United States	100%
Vision Marine Technologies Corp.	Operates an electric boat service center	United States	100%

Name of subsidiary	Principal activity	Country of incorporation and operation	Proportion of ownership held by the Company
7858078 Canada Inc.	Owns an electric boat rental center	Canada	100%
EB Rental Ltd.	Operates an electric boat rental center	United States	100%

Schedule of exchange rates for the currencies used in the preparation of the interim condensed consolidated financial statements

			Average exchange
	Exchange rate as at		rate for
	May 31,	August 31,	Nine months ended
	2023	2022	May 31, 2023
US dollar	1.3598	1.3076	1.3511